Related Parties Transactions (Details) - Schedule of Due from Related Parties - Current - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Related Parties Transactions (Details) - Schedule of Due from Related Parties - Current [Line Items]
Due from related parties - current	$ 535,046	$ 513,819
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Due from Related Parties - Current [Line Items]
Due from related parties - current	$ 535,046	$ 513,819